Annual Total Returns - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - FidelityFreedomIndexFunds-InstPremiumPremierComboPRO - Fidelity Freedom Index 2060 Fund	May 30, 2023
Fidelity Freedom Index 2060 Fund - Institutional Premium Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2015
Annual Return 2016	9.49%
Annual Return 2017	20.63%
Annual Return 2018	(7.17%)
Annual Return 2019	26.21%
Annual Return 2020	16.45%
Annual Return 2021	15.98%
Annual Return 2022	(18.22%)
Fidelity Freedom Index 2060 Fund - Premier Class
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020